Accounts receivable and others (Details 1) - BRL (R$) R$ in Thousands		Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017
Statement Line Items [Line Items]
Current trade receivables gross		R$ 113,805		R$ 79,423
Allowance for doubtful accounts		(1,159)	[1]	(866)	[1]	R$ (861)
Total current		112,646		78,557
Total non-current		180,597		55,423
Sale of Sugarcane [Member]
Statement Line Items [Line Items]
Current trade receivables gross	[2]	27,623		36,742
Sale of Grains [Member]
Statement Line Items [Line Items]
Current trade receivables gross	[3]	36,546		14,757
Sale of Cattle [Member]
Statement Line Items [Line Items]
Current trade receivables gross		1,210		589
Leases of Land [Member]
Statement Line Items [Line Items]
Current trade receivables gross		6,954		5,747
Sale of Machinery [Member]
Statement Line Items [Line Items]
Current trade receivables gross		121		216
Sale of Farms [Member]
Statement Line Items [Line Items]
Current trade receivables gross	[4]	41,351		21,372
Total non-current	[4]	R$ 180,597		R$ 55,423

[1]	Changes in the allowance for expected credit losses:
[2]	Sale of sugarcane The Company has two sugarcane supply agreements. The first agreement was with Brenco Companhia Brasileira de Energia Renovavel (Brenco) and the second agreement is included in the partnership IV Agreement, as mentioned in the explanatory note on Commitments, whose credit risks are assessed in accordance with the internal policy as presented in Note 4.8b.
[3]	Sale of grains For the year ended June 30, 2019 and 2018, corn and soybean were sold mainly to the clients Bunge Alimentos, Louis Dreyfus, Amaggi and Cargill Agricola and Bunge Alimentos and Cargill, respectively. See Note 18 for information on concentration of clients.
[4]	Receivables from sale of farms Total amounts sold, collected and receivables from sale of farms are as follows: